Note 12 - Stock Options and Stock-based Employee Compensation - Stock Options Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Weighted average expected volatility	112.00%	106.00%
Weighted average expected term (Year)	6 years	6 years 10 months 24 days
Weighted average risk-free interest rate	4.33%	1.70%